Term Loans (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Term Loan
Term loans consist of the following (in thousands):

	December 31,
	2024	2023
Principal of term loans	$200,000	$133,476
Unamortized debt discount	(2,625)	(3,363)

Term loans, noncurrent	$197,375	$130,113

Summary of Debt Maturities
The annual principal annual payments, excluding interest payments and the final fee, due on the term loans as of December 31, 2024 were as follows (in thousands):

Years Ending December 31:
2025	$—
2026	16,667
2027	183,333

Total principal payments	200,000
Less: unamortized debt discount	(2,625)

Total term loans, net of debt discount	$197,375